Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs	€ 18.1						€ 18.1	€ 18.1
Equity	1,852.6	€ 1,623.7	€ 2.9	€ 493.4	€ 83.2	€ (3.0)	(347.6)	1,852.6
Equity (restated)	1,870.7	1,623.7	2.9	493.4	83.2	(3.0)	(329.5)	1,870.7
Equity (restated)	1,870.7	1,623.7	2.9	493.4	83.2	(3.0)	(329.5)	1,870.7
Profit (loss)	170.5						171.2	171.2	€ (0.7)
Other comprehensive income/(loss) for the year	7.5				5.6	11.5	(9.6)	7.5
Comprehensive income	178.0				5.6	11.5	161.6	178.7	(0.7)
Dividends recognised as distributions to owners		120.8		(120.8)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.2)	0.6	(0.8)					(0.2)
Issue of equity	0.1	3.4	(3.3)					0.1
Share based payment charge	13.0		13.0					13.0
Reclassification of awards for settlement of tax liabilities	(2.4)		(2.4)					(2.4)
Non controlling interest through acquisition of subsidiary	(0.1)							0.0	(0.1)
Increase (decrease) through transactions with owners, equity	10.4	124.8	6.5	(120.8)				10.5	(0.1)
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs	31.3						31.3	31.3
Equity	2,059.1	1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9	(0.8)
Equity (restated)	2,090.4	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Profit (loss)	153.6						154.0	154.0	(0.4)
Other comprehensive income/(loss) for the year	(44.9)				6.0	(21.7)	(29.2)	(44.9)
Comprehensive income	108.7				6.0	(21.7)	124.8	109.1	(0.4)
Dividends recognised as distributions to owners		2.5		(2.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.8)		(0.8)					(0.8)
Issue of equity	354.2	355.5	(1.3)					354.2
Share based payment charge	14.9		14.9					14.9
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Increase (decrease) through transactions with owners, equity	357.6	346.9	13.2	(2.5)				357.6	0.0
Listing and share transaction costs	(11.1)	(11.1)						(11.1)
Equity	2,556.7	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9	(1.2)
Profit (loss)	225.1						225.2	225.2	(0.1)
Other comprehensive income/(loss) for the year	(40.9)				(10.1)	(11.3)	(19.5)	(40.9)
Comprehensive income	184.2				(10.1)	(11.3)	205.7	184.3	(0.1)
Dividends recognised as distributions to owners		124.6		(124.6)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.7	(0.7)
Issue of equity	0.5	8.4	(7.9)					0.5
Share based payment charge	9.0		9.0					9.0
Reclassification of awards for settlement of tax liabilities	(14.7)		(14.7)					(14.7)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	(1.0)						(2.3)	(2.3)	1.3
Increase (decrease) through transactions with owners, equity	(614.8)	(474.9)	(14.3)	(124.6)			(2.3)	(616.1)	1.3
Listing and share transaction costs	(2.1)
Purchase of treasury shares	(608.6)	(608.6)						(608.6)
Equity	€ 2,126.1	€ 1,620.5	€ 8.3	€ 245.5	€ 84.7	€ (24.5)	€ 191.6	€ 2,126.1	€ 0.0